LEASES - Components of lease costs (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
LEASES
Operating lease costs			$ 98,355	$ 172,974
Short-term lease costs			46,984	181,718
Amortization of ROU assets	$ 23,211	$ 25,826	76,626	121,457
Interest on lease liabilities			7,856	19,000
Total lease costs			$ 229,821	$ 495,149